Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of share capital structure
Ordinary shares issued and fully paid as of December 31, 2025

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
247,705,230	Ordinary	1	286,156	1,792,181	2,078,337
Total		1	286,156	1,792,181	2,078,337
Ordinary shares issued and fully paid as of December 31, 2024

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
244,925,650	Ordinary	1	283,093	1,792,181	2,075,274
Total		1	283,093	1,792,181	2,075,274
Ordinary shares issued and fully paid as of December 31, 2023

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
202,277,366	Ordinary	1	236,800	1,736,469	1,973,269
Total		1	236,800	1,736,469	1,973,269